Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 12,200	$ 17,681,141	$ (617,351)	$ 17,075,990
Balance (in Shares) at Dec. 31, 2021		12,200,013
Equity-based compensation		$ 532	2,506,291		2,506,823
Equity-based compensation (in Shares)		532,244
Vendor stock issuance		$ 970	1,232,330		1,233,300
Vendor stock issuance (in Shares)		970,000
Stock forfeitures		$ (970)	970
Stock forfeitures (in Shares)		(970,000)
Net Loss				(15,202,507)	(15,202,507)
Balances at Dec. 31, 2022		$ 12,732	21,420,732	(15,819,858)	5,613,606
Balances (in Shares) at Dec. 31, 2022		12,732,257
Rights offering - common stock and warrants issued		$ 3,144	2,543,584		2,546,728
Rights offering - common stock and warrants issued (in Shares)		3,143,969
Issuance of preferred stock	$ 10		949,990		950,000
Issuance of preferred stock (in Shares)	10,000
Dividends declared – preferred stock – Series A ($12.00/share)				(41,867)	(41,867)
Equity-based compensation		$ 1,641	715,408		717,049
Equity-based compensation (in Shares)		1,641,332
Stock forfeitures		$ (1,541)	1,541
Stock forfeitures (in Shares)		(1,541,331)
Net Loss				(10,615,035)	(10,615,035)
Balances at Dec. 31, 2023	$ 10	$ 15,976	$ 25,631,255	$ (26,476,760)	$ (829,519)
Balances (in Shares) at Dec. 31, 2023	10,000	15,976,227